PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Land	877,870	877,870
Equipment	1,010,919	911,280
Less: Accumulated depreciation	(543,680)	(397,305)
Property and equipment, net	1,345,109	1,391,845